Other obligations	12 Months Ended
Nov. 30, 2022
Disclosure Of Detailed Information About Long Term Obligation [Abstract]
Other obligations
17.	Other obligations
The movement in the other obligations is as follows:

	Commercialization rights – Trogarzo ® European Territory	Total

Balance as at November 30, 2020	$4,666	$4,666

Accretion expense	334	334
Payment	(5,000)	(5,000)

Current portion as at November 30, 2021	$-	$-